Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The Company imputed interest through additional paid in capital on the interest-free borrowings from Mr. Xuezhu Wang while the balance was outstanding. For the year ended March 31, 2018, interest expense payable recognized amounted to $352,906 was forgiven by Mr. Xuezhu Wang.